Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of information about defined benefit plans [abstract]
Summary of Defined Benefit Obligations, Plan Assets and Asset Ceiling

A summary of the Group’s defined benefit obligations, plan assets and asset ceiling as of December 31, 2025 and 2024 is outlined below:

	December 31,
	2025	2024
(in USD and thousands)
Present value of pension obligations	$77,748	$58,018
Plan assets	(72,383)	(56,421)
Net book value of pension obligations	$5,365	$1,597

Summary of Changes in Plan Assets and Defined Benefit Obligations

A summary of the changes in plan assets and defined benefit obligations is outlined below:

Plan assets

	December 31,
	2025	2024
(in USD and thousands)
Balance as of January 1	$56,421	$48,981
Interest income	638	718
Return on plan assets	456	4,731
Contributions by participants and employer	11,789	8,965
Other(1)	288	302
Benefits paid	(5,564)	(3,530)
Translation differences	8,355	(3,746)
Balance as of December 31	$72,383	$56,421

Defined benefit obligations

	December 31,
	2025	2024
(in USD and thousands)
Balance as of January 1	$58,018	$49,884
Service costs	4,358	3,559
Interest expense	631	705
Contributions by participants	5,800	4,408
Actuarial losses	5,570	6,484
Other(1)	288	302
Benefits paid	(5,564)	(3,530)
Translation differences	8,647	(3,794)
Balance as of December 31	$77,748	$58,018
(1)
These amounts relate to the plan assets and defined benefit obligations of employees with seasonal contracts who do not have active contracts with the Group as of December 31 of the respective period.

Summary of Reconciliation of Net Pension Liability

Reconciliation of net pension liability

	December 31,
	2025	2024
(in USD and thousands)
Net pension liability as of January 1	$1,597	$903
Pension expenses recognized in the consolidated statements of operations	4,351	3,546
Amounts recognized in the consolidated statements of other comprehensive income (loss)	5,114	1,753
Contributions by employer	(5,989)	(4,557)
Translation differences	292	(48)
Net pension liability as of December 31	$5,365	$1,597

Summary of Amounts Included in Consolidated Statements of Operations and Consolidated Statements of Other Comprehensive Income (Loss)

A summary of the amounts included in the Group’s consolidated statements of operations and consolidated statements of other comprehensive income (loss) for the years ended December 31, 2025, 2024 and 2023 is outlined below:

	Year Ended December 31,
	2025	2024	2023
(in USD and thousands)
Service costs	$4,358	$3,559	$2,452
Interest on defined benefit obligation	(7)	(13)	(39)
Pension expenses recognized in the consolidated statements of operations	$4,351	$3,546	$2,413

Actuarial losses	$(5,570)	$(6,484)	$(2,227)
Return on plan assets	456	4,731	(1,312)
Effect of limiting defined benefit asset	—	—	377
Losses recognized in the consolidated statements of other comprehensive income (loss)	$(5,114)	$(1,753)	$(3,162)

Schedule of Analysis of Fair Value of Plan Assets	the fair value of the Group’s plan assets in each plan compared to its total plan assets:

	Year Ended December 31, 2025			Year Ended December 31, 2024			Year Ended December 31, 2023
	Quoted	Not Quoted	Total	Quoted	Not Quoted	Total	Quoted	Not Quoted	Total
Equity securities	33%	—	33%	30%	—	30%	29%	—	29%
Debt securities	32%	—	32%	32%	—	32%	32%	—	32%
Property	13%	11%	24%	11%	13%	24%	12%	13%	25%
Cash and cash equivalents	1%	—	1%	1%	2%	3%	2%	2%	4%
Other investments	4%	6%	10%	4%	7%	11%	4%	6%	10%
Total	83%	17%	100%	78%	22%	100%	79%	21%	100%

Summary of Primary Actuarial Assumptions for the Weighted Average Rates	The primary actuarial assumptions for the weighted average rates for the years ended December 31, 2025, 2024 and 2023 is outlined below:

	Year Ended December 31,
The weighted average rates	2025	2024	2023
Discount rate	1.20%	1.00%	1.50%
Salary increase rate	3.00%	3.00%	1.00%